Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of weighted average	12 Months Ended
	Dec. 31, 2022 € / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 € / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 € / shares	Dec. 31, 2020 $ / shares
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of weighted average [Line Items]
Options	1,966,666	1,966,666	1,219,074	1,219,074	246,188	246,188
Expected volatility	135.00%	135.00%
Expected life (midpoint based)	8 years 11 months 8 days	8 years 11 months 8 days	9 years 11 months 8 days	9 years 11 months 8 days
September 18 [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of weighted average [Line Items]
Options					71,186	71,186
Fair value per option (in Dollars per share)						$ 4.16
FX rate as of grant date (in Dollars per share)						0.85
Fair value per option (in Euro per share) | € / shares					€ 3.52
Share price at grant date / Exercise price (in Dollars per share)						$ 4.83
Expected volatility					1.35%	1.35%
Expected life (midpoint based)					4 years 9 months 18 days	4 years 9 months 18 days
Risk-free rate (interpolated, U.S. sovereign strips curve)					0.36%	0.36%
September 18 One [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of weighted average [Line Items]
Options					25,002	25,002
Fair value per option (in Dollars per share)						$ 4.21
FX rate as of grant date (in Dollars per share)						0.85
Fair value per option (in Euro per share) | € / shares					€ 3.56
Share price at grant date / Exercise price (in Dollars per share)						$ 4.83
Expected volatility					1.35%	1.35%
Expected life (midpoint based)					5 years	5 years
Risk-free rate (interpolated, U.S. sovereign strips curve)					0.39%	0.39%
October 1 [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of weighted average [Line Items]
Options					150,000	150,000
Fair value per option (in Dollars per share)						$ 3.69
FX rate as of grant date (in Dollars per share)						$ 0.85
Fair value per option (in Euro per share) | € / shares					€ 3.14
Expected volatility					1.35%	1.35%
Expected life (midpoint based)					5 years	5 years
Risk-free rate (interpolated, U.S. sovereign strips curve)					0.36%	0.36%
January 4 [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of weighted average [Line Items]
Options			839,260	839,260
Fair value per option (in Dollars per share)				$ 4.53
FX rate as of grant date (in Dollars per share)				0.8133
Fair value per option (in Euro per share) | € / shares			€ 3.68
Share price at grant date / Exercise price (in Dollars per share)				$ 5.14
Expected volatility			1.35%	1.35%
Expected life (midpoint based)			5 years 3 months 21 days	5 years 3 months 21 days
Risk-free rate (interpolated, U.S. sovereign strips curve)			0.50%	0.50%
January 4 One [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of weighted average [Line Items]
Options			31,668	31,668
Fair value per option (in Dollars per share)				$ 4.57
FX rate as of grant date (in Dollars per share)				0.8133
Fair value per option (in Euro per share) | € / shares			€ 3.72
Share price at grant date / Exercise price (in Dollars per share)				$ 5.14
Expected volatility			1.35%	1.35%
Expected life (midpoint based)			5 years 6 months	5 years 6 months
Risk-free rate (interpolated, U.S. sovereign strips curve)			0.50%	0.50%
July 2 [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of weighted average [Line Items]
Options			327,436	327,436
Fair value per option (in Dollars per share)				$ 2.64
FX rate as of grant date (in Dollars per share)				0.8458
Fair value per option (in Euro per share) | € / shares			€ 2.23
Share price at grant date / Exercise price (in Dollars per share)				$ 2.99
Expected volatility			1.35%	1.35%
Expected life (midpoint based)			5 years 3 months 21 days	5 years 3 months 21 days
Risk-free rate (interpolated, U.S. sovereign strips curve)			0.98%	0.98%
July 2 One [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of weighted average [Line Items]
Options			20,710	20,710
Fair value per option (in Dollars per share)				$ 2.66
FX rate as of grant date (in Dollars per share)				0.8458
Fair value per option (in Euro per share) | € / shares			€ 2.25
Share price at grant date / Exercise price (in Dollars per share)				$ 2.99
Expected volatility			1.35%	1.35%
Expected life (midpoint based)			5 years 5 months 26 days	5 years 5 months 26 days
Risk-free rate (interpolated, U.S. sovereign strips curve)			1.01%	1.01%
January 12 [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of weighted average [Line Items]
Options	1,516,666	1,516,666
Fair value per option (in Dollars per share)		$ 3.66
FX rate as of grant date (in Dollars per share)		0.8795
Fair value per option (in Euro per share) | € / shares	€ 3.22
Share price at grant date / Exercise price (in Dollars per share)		$ 4.13
Expected volatility	1.35%	1.35%
Expected life (midpoint based)	5 years 3 months 21 days	5 years 3 months 21 days
Risk-free rate (interpolated, U.S. sovereign strips curve)	157.00%	157.00%
January 12 One [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of weighted average [Line Items]
Options	45,000	45,000
Fair value per option (in Dollars per share)		$ 3.68
FX rate as of grant date (in Dollars per share)		0.8795
Fair value per option (in Euro per share) | € / shares	€ 3.24
Share price at grant date / Exercise price (in Dollars per share)		$ 4.13
Expected volatility	1.35%	1.35%
Expected life (midpoint based)	5 years 6 months	5 years 6 months
Risk-free rate (interpolated, U.S. sovereign strips curve)	159.00%	159.00%
Repricing, April 13 [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of weighted average [Line Items]
Options
FX rate as of grant date (in Dollars per share)		$ 0.9237
Share price at grant date / Exercise price (in Dollars per share)		$ 1.86
Expected volatility	1.35%	1.35%
Risk-free rate (interpolated, U.S. sovereign strips curve)	2.60%	2.60%
November 21 [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of weighted average [Line Items]
Options	405,000	405,000
Fair value per option (in Dollars per share)		$ 2.04
FX rate as of grant date (in Dollars per share)		0.976
Fair value per option (in Euro per share) | € / shares	€ 1.99
Share price at grant date / Exercise price (in Dollars per share)		$ 2.44
Expected volatility	1.35%	1.35%
Expected life (midpoint based)	4 years	4 years
Risk-free rate (interpolated, U.S. sovereign strips curve)	415.00%	415.00%
Bottom of range [Member] | October 1 [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of weighted average [Line Items]
Share price at grant date / Exercise price (in Dollars per share)						$ 4.28
Bottom of range [Member] | Repricing, April 13 [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of weighted average [Line Items]
Fair value per option (in Dollars per share)		$ 1.2
Fair value per option (in Euro per share) | € / shares	€ 1.11
Expected life (midpoint based)	1 year 9 months 29 days	1 year 9 months 29 days
Top of range [Member] | October 1 [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of weighted average [Line Items]
Share price at grant date / Exercise price (in Dollars per share)						$ 4.83
Top of range [Member] | Repricing, April 13 [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of weighted average [Line Items]
Fair value per option (in Dollars per share)		$ 1.63
Fair value per option (in Euro per share) | € / shares	€ 1.5
Expected life (midpoint based)	4 years 11 months 8 days	4 years 11 months 8 days